Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss Per Share
Schedule of calculation of basic and diluted net loss per share

Three months ended June 30, 2023
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(24,973)	$(3,698)	$(28,671)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(24,973)	$(3,698)	$(28,671)
Denominator:
Weighted-average common shares outstanding	178,468,404	26,426,937	204,895,341
Denominator for basic and diluted net loss per share – weighted-average common stock	178,468,404	26,426,937	204,895,341
Basic and diluted net loss per share	$(0.14)	$(0.14)	$(0.14)

Three months ended June 30, 2022
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(31,056)	$(4,745)	$(35,801)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(31,056)	$(4,745)	$(35,801)
Denominator:
Weighted-average common shares outstanding	172,972,419	26,426,937	199,399,356
Denominator for basic and diluted net loss per share – weighted-average common stock	172,972,419	26,426,937	199,399,356
Basic and diluted net loss per share	$(0.18)	$(0.18)	$(0.18)

Six months ended June 30, 2023
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(54,142)	$(8,069)	$(62,211)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(54,142)	$(8,069)	$(62,211)
Denominator:
Weighted-average common shares outstanding	177,310,107	26,426,937	203,737,044
Denominator for basic and diluted net loss per share – weighted-average common stock	177,310,107	26,426,937	203,737,044
Basic and diluted net loss per share	$(0.31)	$(0.31)	$(0.31)

Six months ended June 30, 2022
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(69,628)	$(10,650)	$(80,278)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(69,628)	$(10,650)	$(80,278)
Denominator:
Weighted-average common shares outstanding	172,773,972	26,426,937	199,200,909
Denominator for basic and diluted net loss per share – weighted-average common stock	172,773,972	26,426,937	199,200,909
Basic and diluted net loss per share	$(0.40)	$(0.40)	$(0.40)

Year ended December 31, 2022
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(146,412)	$(22,311)	$(168,723)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(146,412)	$(22,311)	$(168,723)
Denominator:
Weighted-average common shares outstanding	173,421,449	26,426,937	199,848,386
Denominator for basic and diluted net loss per share – weighted-average common stock	173,421,449	26,426,937	199,848,386
Basic and diluted net loss per share	$(0.84)	$(0.84)	$(0.84)

Year ended December 31, 2021
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(28,048)	$(4,361)	$(32,409)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(28,048)	$(4,361)	$(32,409)
Denominator:
Weighted-average common shares outstanding	150,424,024	23,386,029	173,810,053
Denominator for basic and diluted net loss per share – weighted-average common stock	150,424,024	23,386,029	173,810,053
Basic and diluted net loss per share	$(0.19)	$(0.19)	$(0.19)

Year ended December 31, 2020

Numerator:
Allocation of undistributed earnings	$(162,745)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(162,745)
Denominator:
Weighted-average common shares outstanding	6,056,574
Denominator for basic and diluted net loss per share – weighted-average common stock	6,056,574
Basic and diluted net loss per share	$(26.87)

Schedule of anti-dilutive common equivalent shares

	June 30,
	2023	2022
Outstanding options to purchase common stock	9,262,296	15,544,806
Outstanding restricted stock units	17,738,585	12,653,874
Outstanding warrants	20,652,690	20,652,737
Total anti-dilutive common equivalent shares	47,653,571	48,851,417

	2022	2021	2020
Outstanding options to purchase common stock	12,571,912	16,243,532	26,708,329
Outstanding restricted stock units	9,961,291	3,577,894	1,894,897
Outstanding warrants	20,652,690	20,652,837	—
Outstanding convertible preferred stock (Series A through D)	—	—	107,197,118
Total anti-dilutive common equivalent shares	43,185,893	40,474,263	135,800,344